Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting
Schedule of segment information for the reportable segments

	Year Ended December 31, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	43,181	—	43,181	76,429	119,610	236,518	—	356,128
Interest income	809	3	812	—	812	282	982	2,076
Equity in earnings of equity investees, net of tax	20	—	20	—	20	60,597	—	60,617
Segment operating (loss)/profit	(143,876)	(159,770)	(303,646)	6,178	(297,468)	185,240	(42,303)	(154,531)
Interest expense	—	—	—	—	—	—	(592)	(592)
Income tax credit/(expense)	22	7,160	7,182	(1,320)	5,862	(14,573)	(3,207)	(11,918)
Net (loss)/income attributable to the Company	(143,528)	(152,235)	(295,763)	4,032	(291,731)	142,890	(45,807)	(194,648)
Depreciation/amortization	(6,436)	(197)	(6,633)	—	(6,633)	(318)	(239)	(7,190)
Additions to non-current assets (other than financial instruments and deferred tax assets)	25,295	4,321	29,616	—	29,616	1,056	327	30,999

	December 31, 2021
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	166,802	19,870	186,672	35,978	222,650	225,898	924,113	1,372,661
Property, plant and equipment	38,049	1,862	39,911	—	39,911	746	618	41,275
Right-of-use assets	4,798	3,768	8,566	—	8,566	1,827	1,486	11,879
Leasehold land	13,169	—	13,169	—	13,169	—	—	13,169
Goodwill	—	—	—	—	—	3,380	—	3,380
Other intangible asset	—	—	—	—	—	163	—	163
Investments in equity investees	480	—	480	—	480	75,999	—	76,479

	Year Ended December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	10,262	—	10,262	19,953	30,215	197,761	—	227,976
Interest income	461	—	461	—	461	167	2,608	3,236
Equity in earnings of equity investees, net of tax	(97)	—	(97)	—	(97)	79,143	—	79,046
Segment operating (loss)/profit	(119,740)	(63,482)	(183,222)	7,607	(175,615)	83,888	(18,174)	(109,901)
Interest expense	—	—	—	—	—	—	(787)	(787)
Income tax (expense)/credit	(402)	642	240	(167)	73	(824)	(4,078)	(4,829)
Net (loss)/income attributable to the Company	(120,096)	(62,683)	(182,779)	7,282	(175,497)	72,785	(23,018)	(125,730)
Depreciation/amortization	(5,458)	(119)	(5,577)	—	(5,577)	(292)	(192)	(6,061)
Additions to non-current assets (other than financial instruments and deferred tax assets)	22,574	754	23,328	—	23,328	817	1,090	25,235

	December 31, 2020
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Total assets	127,637	9,957	137,594	5,728	143,322	231,234	349,562	724,118
Property, plant and equipment	22,554	454	23,008	—	23,008	688	474	24,170
Right-of-use assets	2,782	1,375	4,157	—	4,157	2,582	1,277	8,016
Leasehold land	13,121	—	13,121	—	13,121	—	—	13,121
Goodwill	—	—	—	—	—	3,307	—	3,307
Other intangible asset	—	—	—	—	—	227	—	227
Investments in equity investees	385	—	385	—	385	139,120	—	139,505

	Year Ended December 31, 2019
	Oncology/Immunology
				Marketed		Other
	R&D			Products		Ventures
		U.S. and
	PRC	Others	Subtotal	PRC	Subtotal	PRC	Unallocated	Total

	(in US$’000)
Revenue from external customers	16,026	—	16,026	10,766	26,792	178,098	—	204,890
Interest income	322	—	322	—	322	109	4,513	4,944
Equity in earnings of equity investees, net of tax	147	—	147	—	147	40,553	—	40,700
Segment operating (loss)/profit	(111,518)	(21,785)	(133,303)	5,887	(127,416)	45,255	(17,214)	(99,375)
Interest expense	—	—	—	—	—	—	(1,030)	(1,030)
Income tax expense	(63)	(197)	(260)	—	(260)	(939)	(2,075)	(3,274)
Net (loss)/income attributable to the Company	(111,308)	(21,926)	(133,234)	5,872	(127,362)	41,488	(20,150)	(106,024)
Depreciation/amortization	(4,448)	(62)	(4,510)	—	(4,510)	(264)	(168)	(4,942)
Additions to non-current assets (other than financial instruments and deferred tax assets)	8,602	1,308	9,910	—	9,910	2,772	148	12,830

Schedule of reconciliation of segment operating loss to net loss

	Year Ended December 31,
	2021	2020	2019

	(in US$’000)
Segment operating loss	(154,531)	(109,901)	(99,375)
Interest expense	(592)	(787)	(1,030)
Income tax expense	(11,918)	(4,829)	(3,274)
Net loss	(167,041)	(115,517)	(103,679)